Condensed Consolidated Balance Sheets (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 684.1	$ 707.3
Restricted cash	39.1	43.8
Accounts receivable, less allowance for doubtful accounts of $8.2 and $7.8 in 2011 and 2010, respectively	401.3	296.0
Inventories	275.7	214.6
Solar energy systems held for development and sale, including consolidated variable interest entities of $16.4 and $151.8 in 2011 and 2010, respectively	195.8	237.5
Income taxes receivable	8.3	35.6
Prepaid and other current assets	255.0	202.5
Total current assets	1,859.3	1,737.3
Investments	136.0	110.3
Property, plant and equipment, net:
Semiconductor and Solar Materials, net of accumulated depreciation of $734.9 and $694.6 in 2011 and 2010, respectively	1,568.7	1,465.9
Solar energy systems, including consolidated variable interest entities of $58.5 and $56.2 in 2011 and 2010, respectively, net of accumulated depreciation of $18.4 and $14.3 in 2011 and 2010, respectively	575.4	567.6
Deferred tax assets, net	176.3	139.3
Restricted cash	21.9	18.7
Other assets	219.6	177.6
Goodwill	349.8	342.7
Intangible assets, net	52.3	52.5
Total assets	4,959.3	4,611.9
Current liabilities:
Current portion of long-term debt and capital lease obligations	6.0	6.4
Short-term solar energy system financing, current portion of solar energy system financing and capital lease obligations, including consolidated variable interest entities of $5.2 and $28.8 in 2011 and 2010, respectively	50.7	65.7
Accounts payable	516.5	745.5
Accrued liabilities	139.2	165.4
Contingent consideration related to acquisitions	31.6	106.4
Accrued wages and salaries	45.6	50.4
Deferred revenue for solar energy systems	4.7	8.8
Customer deposits	106.0	92.9
Income taxes payable	65.0	42.6
Total current liabilities	965.3	1,284.1
Long-term debt and capital lease obligations, less current portion	570.3	20.5
Long-term solar energy system financing and capital lease obligations, less current portion, including consolidated variable interest entities of $70.2 and $107.2 in 2011 and 2010, respectively	602.1	590.1
Pension and post-employment liabilities	53.3	54.1
Deferred revenue for solar energy systems	98.6	75.0
Semiconductor and Solar Materials deferred revenue	114.1	115.2
Other liabilities	180.9	177.3
Total liabilities	2,584.6	2,316.3
Stockholders' equity:
Preferred stock, $.01 par value, 50.0 shares authorized, none issued and outstanding at 2011 and 2010
Common stock, $.01 par value, 300.0 shares authorized, 240.6 and 237.9 shares issued at 2011 and 2010, respectively	2.4	2.4
Additional paid-in capital	592.2	557.9
Retained earnings	2,109.0	2,113.5
Accumulated other comprehensive income	83.4	34.1
Treasury stock, 10.3 and 10.0 shares in 2011 and 2010, respectively	(458.8)	(456.2)
Total MEMC stockholders' equity	2,328.2	2,251.7
Noncontrolling interests	46.5	43.9
Total stockholders' equity	2,374.7	2,295.6
Total liabilities and stockholders' equity	$ 4,959.3	$ 4,611.9